Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Non-current	$ 296,643	$ 287,679
Current	59,959	54,351
Lease liabilities	$ 356,602	$ 342,030	$ 378,510